Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2023
Document Effective Date	Dec. 27, 2023
Prospectus Date	Dec. 27, 2023
First Eagle High Income Fund | Class A
Prospectus:
Trading Symbol	FEHAX
First Eagle High Income Fund | Class C
Prospectus:
Trading Symbol	FEHCX
First Eagle High Income Fund | Class I
Prospectus:
Trading Symbol	FEHIX
First Eagle High Income Fund | Class R3
Prospectus:
Trading Symbol	EARHX
First Eagle High Income Fund | Class R4
Prospectus:
Trading Symbol	FIHRX
First Eagle High Income Fund | Class R5
Prospectus:
Trading Symbol	FERHX
First Eagle High Income Fund | Class R6
Prospectus:
Trading Symbol	FEHRX
First Eagle High Income Fund | Class T
Prospectus:
Trading Symbol	FEHTX